FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value on a nonrecurring basis
Equity Method Investment, Other than Temporary Impairment	$ 591
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 33
Assets held for sale	0	1,819
Goodwill and Intangible Asset Impairment		442
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Nonrecurring gain (Loss) fair value adjustment	(1,627)	(2,465)
Goodwill, Impairment Loss		390
Europe, Middle East and Africa
Assets measured at fair value on a nonrecurring basis
Equity Method Investment, Other than Temporary Impairment	334
Goodwill, Impairment Loss		0
Corporate
Assets measured at fair value on a nonrecurring basis
Equity Method Investment, Other than Temporary Impairment		50
Asset Impairment Charges		50
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Bottling Investments
Assets measured at fair value on a nonrecurring basis
Equity Method Investment, Other than Temporary Impairment	205
Asset Impairment Charges		737	$ 153
Goodwill, Impairment Loss		390
Latin America
Assets measured at fair value on a nonrecurring basis
Equity Method Investment, Other than Temporary Impairment	52
Goodwill, Impairment Loss		0
CCR [Member]
Assets measured at fair value on a nonrecurring basis
Goodwill, Impairment Loss		375
Venezuelan subsidiary | Corporate
Assets measured at fair value on a nonrecurring basis
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		34
Coca-Cola Beverage Africa [Member]
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges	554
Coca-Cola FEMSA
Assets measured at fair value on a nonrecurring basis
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Philippine Bottling Operations [Member]
Assets measured at fair value on a nonrecurring basis
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Philippine Bottling Operations [Member] | Corporate
Assets measured at fair value on a nonrecurring basis
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
North America Territory [Member]
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges	450	737
Goodwill and Intangible Asset Impairment	138
Tangible Asset Impairment Charges	312	310
Other Asset Impairment Charges		19
North America Territory [Member] | Bottling Investments
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges	$ 450
North America Territory [Member] | CCR [Member]
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges		$ 329